Revenue From Contract With Customers - Summary of Disaggregated Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 19,407	$ 32,343	$ 27,755
Total operating revenue	801,003	2,707,408	2,677,627
Passenger revenue excluding miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	752,050	2,581,179	2,567,316
Miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,544	31,426	20,073
Passenger revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	760,594	2,612,605	2,587,389
Cargo and mail revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,002	62,460	62,483
Frequent flyer program - marketing services revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	15,452	22,170	16,291
Other operating revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 3,955	$ 10,173	$ 11,464